FAIR VALUE MEASUREMENTS (Schedule of significant unobservable inputs (Level 3 inputs) used in measuring the warrants) (Details) - $ / shares	8 Months Ended	12 Months Ended
	Sep. 03, 2020	Dec. 31, 2019	Apr. 30, 2022
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in dollars per share)			$ 1.06
Level 3 inputs [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Expected volatility	72.29%	72.29%
Risk free rate	0.22%
Dividend yield	0.00%	0.00%
Level 3 inputs [Member] | Minimum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in dollars per share)	$ 6.72	$ 2.55
Risk free rate		1.50%
Expected life (years)	3 years 11 months 23 days	4 years 7 months 24 days
Level 3 inputs [Member] | Maximum [Member]
Defined Benefit Plan, Plan Assets, Level 3 Reconciliation [Line Items]
Exercise price (in dollars per share)	$ 8.8	$ 4.74
Risk free rate		1.67%
Expected life (years)	5 years	5 years